Employee Benefit Plan	12 Months Ended
Mar. 31, 2020
Retirement Benefits [Abstract]
Employee Benefit Plan	Employee Benefit Plan
The Company has established a 401(k) tax-deferred savings plan (the “401(k) Plan”), which permits participants to make contributions by salary deduction pursuant to Section 401(k) of the Code. The Company is responsible for administrative costs of the 401(k) Plan and may, at its discretion, make matching contributions to the 401(k) Plan. For the years ended March 31, 2018, 2019, and 2020, the Company made contributions of $1.4 million, $1.9 million and $3.1 million to the 401(k) Plan, respectively.